Quarterly Report
August 31, 2022
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	9,340	$2,623,326
Parsons Corp. (a)	16,236	671,845
		$3,295,171
Apparel Manufacturers – 1.6%
FIGS, Inc. (a)	129,008	$1,491,332
Skechers USA, Inc., “A” (a)	93,756	3,543,977
		$5,035,309
Automotive – 1.4%
REV Group, Inc.	155,587	$1,792,362
Visteon Corp. (a)	22,203	2,660,586
		$4,452,948
Biotechnology – 3.6%
Adaptive Biotechnologies Corp. (a)	87,741	$782,650
Alector, Inc. (a)	25,900	268,065
Exelixis, Inc. (a)	43,501	771,708
FibroGen, Inc. (a)	67,669	841,802
iTeos Therapeutics, Inc. (a)	95,605	2,120,519
Novavax, Inc. (a)(l)	14,383	475,214
Organogenesis Holdings, Inc. (a)	227,369	816,255
Sangamo Therapeutics, Inc. (a)	330,060	1,782,324
Varex Imaging Corp. (a)	73,876	1,558,045
Vir Biotechnology, Inc. (a)	82,347	1,955,741
		$11,372,323
Broadcasting – 0.6%
Entravision Communications Corp., “A”	303,524	$1,541,902
Thryv, Inc. (a)	11,038	282,352
		$1,824,254
Business Services – 4.4%
BlueLinx Holdings, Inc. (a)	8,858	$620,946
Boise Cascade Corp.	30,503	1,901,252
Forrester Research, Inc. (a)	70,048	2,913,296
HireRight Holdings Corp. (a)	78,236	1,272,118
Paya, Inc. (a)	70,328	440,957
Sterling Check Corp. (a)(l)	67,301	1,432,165
StoneCo Ltd., “A” (a)	14,763	139,953
TaskUs, Inc., “A” (a)	178,339	2,653,684
Thoughtworks Holding, Inc. (a)	57,529	757,082
Yext, Inc. (a)	347,385	1,545,863
		$13,677,316
Chemicals – 1.2%
Element Solutions, Inc.	208,275	$3,888,494
Computer Software – 4.6%
2U, Inc. (a)	31,221	$222,294
ACI Worldwide, Inc. (a)	18,766	444,754
Clear Secure, Inc., “A” (a)	48,102	1,103,460
Domo, Inc., “B” (a)	6,381	122,898
Elastic N.V. (a)	20,962	1,758,921
Eventbrite, Inc. (a)	410,424	2,918,115
Everbridge, Inc. (a)	55,180	2,195,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	16,462	$3,967,342
Sprout Social, Inc. (a)	25,273	1,517,391
		$14,250,235
Computer Software - Systems – 2.9%
Box, Inc., “A” (a)	183,832	$4,733,674
Rapid7, Inc. (a)	15,423	886,823
Rimini Street, Inc. (a)	253,858	1,279,444
Verint Systems, Inc. (a)	45,943	2,227,776
		$9,127,717
Construction – 1.5%
AZEK Co., Inc. (a)	76,248	$1,391,526
GMS, Inc. (a)	66,240	3,192,768
		$4,584,294
Consumer Products – 2.0%
Herbalife Ltd. (a)	36,857	$961,599
Nu Skin Enterprises, Inc., “A”	15,727	643,863
Prestige Consumer Healthcare, Inc. (a)	90,708	4,588,011
		$6,193,473
Consumer Services – 1.7%
Grand Canyon Education, Inc. (a)	43,761	$3,561,270
TravelCenters of America LLC (a)	32,756	1,771,445
		$5,332,715
Electrical Equipment – 0.5%
Vertiv Holdings Co.	127,492	$1,469,983
Electronics – 5.8%
Advanced Energy Industries, Inc.	41,395	$3,716,857
Alpha and Omega Semiconductor Ltd. (a)	47,982	1,854,984
Amkor Technology, Inc.	109,830	2,210,878
Jabil Circuit, Inc.	36,226	2,184,428
Plexus Corp. (a)	39,588	3,710,583
Sanmina Corp. (a)	11,193	543,084
Silicon Laboratories, Inc. (a)	31,823	3,988,377
		$18,209,191
Energy - Independent – 2.9%
CONSOL Energy, Inc.	7,257	$520,907
CVR Energy, Inc.	55,715	1,819,652
Magnolia Oil & Gas Corp., “A”	188,625	4,502,479
Peabody Energy Corp. (a)	86,772	2,139,798
		$8,982,836
Energy - Integrated – 0.5%
National Gas Fuel Co.	21,607	$1,539,931
Engineering - Construction – 2.1%
APi Group, Inc. (a)	109,640	$1,704,902
Dycom Industries, Inc. (a)	43,133	4,836,072
		$6,540,974
Food & Beverages – 1.5%
Hostess Brands, Inc. (a)	202,738	$4,699,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.3%
United Natural Foods, Inc. (a)	18,629	$821,166
Gaming & Lodging – 1.6%
International Game Technology PLC	215,202	$3,860,724
Penn Entertainment, Inc. (a)	35,049	1,094,580
		$4,955,304
General Merchandise – 0.5%
Dillards, Inc., “A”	5,552	$1,644,724
Insurance – 3.5%
Brighthouse Financial, Inc. (a)	37,019	$1,760,254
Hanover Insurance Group, Inc.	2,393	309,630
Reinsurance Group of America, Inc.	42,773	5,362,023
Universal Insurance Holdings, Inc.	14,434	172,342
Voya Financial, Inc.	54,121	3,330,065
		$10,934,314
Internet – 0.9%
Cars.com, Inc. (a)	77,637	$989,872
ZipRecruiter, Inc., “A” (a)	112,918	1,883,472
		$2,873,344
Leisure & Toys – 3.7%
Brunswick Corp.	47,735	$3,566,282
Funko, Inc., “A” (a)	167,723	3,735,191
Malibu Boats, Inc., “A” (a)	32,575	1,955,477
Polaris, Inc.	19,760	2,238,215
		$11,495,165
Machinery & Tools – 2.7%
ITT, Inc.	4,127	$299,331
Manitowoc Co., Inc. (a)	69,524	663,954
Regal Rexnord Corp.	28,033	3,857,061
Shyft Group, Inc.	38,243	915,920
Titan International, Inc. (a)	117,514	1,648,721
Titan Machinery, Inc. (a)	36,475	1,122,701
		$8,507,688
Major Banks – 0.5%
First Financial Corp.	36,042	$1,675,953
Medical & Health Technology & Services – 2.6%
Cross Country Healthcare, Inc. (a)	41,908	$1,063,625
Health Catalyst, Inc. (a)	77,720	932,640
HealthEquity, Inc. (a)	38,304	2,531,128
Medpace Holdings, Inc. (a)	7,209	1,064,120
ModivCare, Inc. (a)	1,546	167,463
Syneos Health, Inc. (a)	41,145	2,473,226
		$8,232,202
Medical Equipment – 5.4%
AngioDynamics, Inc. (a)	49,114	$1,087,384
Avanos Medical, Inc. (a)	47,951	1,181,033
Bioventus, Inc., “A” (a)	115,756	846,176
CareDx, Inc. (a)	15,512	303,880
Envista Holdings Corp. (a)	98,362	3,648,247
Inogen, Inc. (a)	6,786	194,283
Integer Holdings Corp. (a)	21,220	1,338,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Maravai Lifesciences Holdings, Inc., “A” (a)	146,372	$3,054,784
Orthofix Medical, Inc. (a)	74,329	1,479,147
Quidel Corp. (a)	37,316	2,957,666
Zynex, Inc. (l)	86,612	774,311
		$16,865,257
Metals & Mining – 0.8%
Ryerson Holding Corp.	84,839	$2,417,912
United States Steel Corp.	8,058	184,286
		$2,602,198
Natural Gas - Pipeline – 1.3%
Equitrans Midstream Corp.	426,266	$3,951,486
Oil Services – 1.5%
Cactus, Inc., “A”	47,964	$1,916,162
ChampionX Corp.	132,154	2,882,279
		$4,798,441
Other Banks & Diversified Financials – 12.1%
Atlanticus Holdings Corp. (a)	6,244	$177,767
Bank OZK	100,833	4,086,761
Cathay General Bancorp, Inc.	113,339	4,753,437
Enova International, Inc. (a)	7,069	246,991
First BanCorp.	172,053	2,460,358
First Interstate BancSystem, Inc.	91,947	3,701,786
Navient Corp.	17,525	269,710
OFG Bancorp	10,824	294,413
Preferred Bank	20,068	1,361,413
Silvergate Capital Corp., “A” (a)	11,761	1,071,662
SLM Corp.	267,335	4,084,879
UMB Financial Corp.	56,198	5,028,035
Umpqua Holdings Corp.	235,850	4,183,979
United Community Bank, Inc.	61,826	2,073,026
Wintrust Financial Corp.	46,876	3,953,522
		$37,747,739
Pharmaceuticals – 3.6%
Alkermes PLC (a)	18,998	$449,683
Atea Pharmaceuticals, Inc. (a)	40,329	302,467
Coherus BioSciences, Inc. (a)	85,599	956,997
Collegium Pharmaceutical, Inc. (a)	84,741	1,489,747
Eagle Pharmaceuticals, Inc. (a)	14,893	488,044
Emergent BioSolutions, Inc. (a)	21,840	524,597
Generation Bio Co. (a)	20,249	103,675
Intercept Pharmaceuticals, Inc. (a)	123,096	2,138,177
Macrogenics, Inc. (a)	76,113	302,169
Phibro Animal Health Corp., “A”	41,561	615,518
United Therapeutics Corp. (a)	11,183	2,534,291
Vanda Pharmaceuticals, Inc. (a)	118,906	1,258,025
		$11,163,390
Railroad & Shipping – 0.2%
Teekay Tankers LTD., “A” (a)	21,120	$519,552
Real Estate – 7.2%
DiamondRock Hospitality Co., REIT	118,453	$1,034,095
Empire State Realty Trust, REIT, “A”	214,276	1,493,504
EPR Properties, REIT	76,203	3,314,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Innovative Industrial Properties, Inc., REIT	3,211	$294,513
National Storage Affiliates Trust, REIT	89,176	4,505,171
Phillips Edison & Co., REIT	83,601	2,731,245
Spirit Realty Capital, Inc., REIT	95,663	3,907,833
STAG Industrial, Inc., REIT	54,671	1,683,867
Summit Hotel Properties, Inc., REIT	118,197	929,028
Uniti Group, Inc., REIT	169,192	1,588,713
Xenia Hotels & Resorts Inc., REIT (a)	66,309	1,051,661
		$22,533,698
Restaurants – 0.8%
Texas Roadhouse, Inc.	26,722	$2,371,845
Specialty Chemicals – 3.6%
Ashland, Inc.	30,847	$3,138,991
Avient Corp.	4,014	175,934
Chemours Co.	117,615	3,967,154
Univar Solutions, Inc. (a)	160,729	4,053,585
		$11,335,664
Specialty Stores – 2.5%
Builders FirstSource, Inc. (a)	50,378	$2,952,655
Signet Jewelers Ltd.	18,979	1,240,657
Urban Outfitters, Inc. (a)	119,696	2,409,480
Zumiez, Inc. (a)	47,030	1,220,899
		$7,823,691
Telephone Services – 0.6%
Cambium Networks Corp. (a)	26,663	$518,862
EchoStar Corp., “A” (a)	76,024	1,399,602
		$1,918,464
Tobacco – 0.0%
Vector Group Ltd.	13,491	$132,212
Trucking – 1.5%
Landstar System, Inc.	8,871	$1,300,755
Saia, Inc. (a)	16,177	3,345,889
		$4,646,644
Utilities - Electric Power – 1.8%
Portland General Electric Co.	109,238	$5,644,327
Total Common Stocks		$309,671,099
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.21% (v)	2,457,913	$2,457,913
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34% (j)	982,265	$982,265

Other Assets, Less Liabilities – (0.1)%		(448,223)
Net Assets – 100.0%		$312,663,054
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,457,913 and $310,653,364, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$309,671,099	$—	$—	$309,671,099
Mutual Funds	3,440,178	—	—	3,440,178
Total	$313,111,277	$—	$—	$313,111,277
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2022, the value of securities loaned was $1,340,733. These loans were collateralized by cash of $982,265 and U.S. Treasury Obligations (held by the lending agent) of $388,266.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,378,593	$14,111,897	$14,032,392	$(251)	$66	$2,457,913
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,600	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.